LOAN TO THIRD PARTY (Details Narrative)			12 Months Ended
	Jun. 08, 2020 USD ($)	Jun. 08, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 08, 2020 CNY (¥)
Loan To Third Party
Loans equivalent	$ 7,408,389			¥ 50,300,000
Interest income	$ 10,718	¥ 74,000	$ 535,906